Investment in associated companies (Details) - USD ($) $ in Millions	Jun. 30, 2023	Dec. 31, 2022	Feb. 23, 2022	Jan. 20, 2022
Schedule of Equity Method Investments [Line Items]
Investments in associated companies	$ 67	$ 84	$ 64	$ (152)
Sonadrill
Schedule of Equity Method Investments [Line Items]
Investments in associated companies	59	49
Gulfdrill
Schedule of Equity Method Investments [Line Items]
Investments in associated companies	8	4
Paratus Energy Services
Schedule of Equity Method Investments [Line Items]
Investments in associated companies	$ 0	$ 31